FAIR VALUE MEASUREMENT - Narrative (Details) $ / shares in Units, token in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) scenario token $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) scenario token $ / shares	Dec. 31, 2023 USD ($) token	May 31, 2025 token	May 20, 2025 token	May 31, 2024 token	May 20, 2024 token	Mar. 31, 2024 $ / shares	Dec. 31, 2021 $ / shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities without readily determinable fair value, amount | $	$ 14,200,000		$ 31,000,000.0	$ 35,600,000
Loss on observable price change | $	0	$ 0	$ 2,000,000	0
Gain on observable price change | $	$ 0	$ 0		$ 0
Convertible Promissory Notes | Convertible loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares	$ 16		$ 18.00						$ 18.00	$ 18.00
Convertible Promissory Notes | Convertible loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares	$ 16		$ 18
Measurement Input, Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, measurement input			0.22
Indefinite-lived intangible assets, measurement input			0.26	0.26
Puttable Common Stock from Exercise of Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of weighted scenarios | scenario	2		2,000
Pyth Tokens
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Crypto asset, number of units, restricted				500				500
Crypto asset, number of units, unrestricted						125		125
Pyth Tokens | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Crypto asset, number of units, restricted	250		375	500
Crypto asset, number of units, unrestricted					125		125